Taxation (Details) - Schedule of Income Tax (Benefit) Expense ¥ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Income Tax (Benefit) Expense [Abstract]
Current income tax expenses
Deferred income tax benefit						(5,451)
Total						¥ (5,451)